Consolidated Statement of Changes in Equity - USD ($)	Total	Share Capital [Member]	Share Premium [Member]	Warrant Reserve [Member]	Treasury Shares [Member]	Share Based Payment Reserve [Member]	Merger Reserve [Member]	Reverse Acquisition Reserve [Member]	Equity Component of Convertible Notes [Member]	Other Distributable Reserves [Member]	Currency Translation Reserve [Member]	Accumulated Deficit [Member]
Beginning balance at Dec. 31, 2018	$ (3,697,000)	$ 25,198,000	$ 68,233,000	$ 0	$ 0	$ 6,473,000	$ 42,627,000	$ (73,914,000)	$ 0	$ 0	$ (51,000)	$ (72,263,000)
Changes in equity [Abstract]
Loss/Profit for the year	(62,998,000)	0	0	0	0	0	0	0	0	0	0	(62,998,000)
Foreign exchange translation reserve	755,000	0	0	0	0	0	0	0	0	0	755,000	0
Total comprehensive income/(loss) for the year attributable to the equity holders of the Company	(62,243,000)	0	0	0	0	0	0	0	0	0	755,000	(62,998,000)
Transactions with owners
Share consolidation	0	(21,262,000)	21,262,000	0	0	0	0	0	0	0	0	0
Issue of shares in exchange for warrants	0	126,000	2,422,000	(2,548,000)	0	0	0	0	0	0	0	0
Issue of shares in equity fund raise	8,000,000	533,000	7,467,000	0	0	0	0	0	0	0	0	0
Issue costs associated with equity fund raise	(1,886,000)	0	(1,886,000)	0	0	0	0	0	0	0	0	0
Acquisition of subsidiary without a change of control	0	(495,000)	(3,726,000)	0	0	0	0	0	0	(2,969,000)	7,190,000	0
Issue of shares and warrants in consideration of Aegerion Acquisition	152,615,000	5,759,000	132,392,000	14,464,000	0	0	0	0	0	0	0	0
Issuance of shares and warrants in equity fund raise	60,000,000	2,059,000	47,338,000	10,603,000	0	0	0	0	0	0	0	0
Issue costs associated with equity fund raise	(3,105,000)	0	(2,575,000)	(530,000)	0	0	0	0	0	0	0	0
Issue of convertible notes	29,210,000	0	0	0	0	0	0	0	29,210,000	0	0	0
Issuance of contingent value rights	(47,902,000)	0	0	0	0	0	0	0	0	(47,902,000)	0	0
Transfer to distributable reserves	0	0	(268,505,000)	0	0	0	0	0	0	268,505,000	0	0
Treasury shares acquired in consideration for additional warrants	0	0	0	7,534,000	(7,534,000)	0	0	0	0	0	0	0
Share based payment expense	841,000	0	0	0	0	841,000	0	0	0	0	0	0
Share based payment expense - Lapsed	0	0	0	0	0	(4,124,000)	0	0	0	0	0	4,124,000
Total transactions with owners	197,773,000	(13,280,000)	(65,811,000)	29,523,000	(7,534,000)	(3,283,000)	0	0	29,210,000	217,634,000	7,190,000	4,124,000
Ending balance at Dec. 31, 2019	131,833,000	11,918,000	2,422,000	29,523,000	(7,534,000)	3,190,000	42,627,000	(73,914,000)	29,210,000	217,634,000	7,894,000	(131,137,000)
Changes in equity [Abstract]
Loss/Profit for the year	(104,527,000)	0	0	0	0	0	0	0	0	0	0	(104,527,000)
Foreign exchange translation reserve	(2,164,000)	0	0	0	0	0	0	0	0	0	(2,164,000)	0
Total comprehensive income/(loss) for the year attributable to the equity holders of the Company	(106,691,000)	0	0	0	0	0	0	0	0	0	(2,164,000)	(104,527,000)
Transactions with owners
Issue of shares in exchange for warrants	0	630,000	14,131,000	(14,761,000)	0	0	0	0	0	0	0	0
Issue of shares in equity fund raise	40,000,000	1,303,000	38,697,000	0	0	0	0	0	0	0	0	0
Issue costs associated with equity fund raise	(3,848,000)	0	(3,848,000)	0	0	0	0	0	0	0	0	0
Issue of treasury shares for share options exercised	119,000	0	6,000	0	113,000	0	0	0	0	0	0	0
Share based payment expense	4,729,000	0	0	0	0	4,729,000	0	0	0	0	0	0
Share based payment expense - Lapsed	0	0	0	0	0	(59,000)	0	0	0	0	0	59,000
Total transactions with owners	41,000,000	1,933,000	48,986,000	(14,761,000)	113,000	4,670,000	0	0	0	0	0	59,000
Ending balance at Dec. 31, 2020	66,142,000	13,851,000	51,408,000	14,762,000	(7,421,000)	7,860,000	42,627,000	(73,914,000)	29,210,000	217,634,000	5,730,000	(235,605,000)
Changes in equity [Abstract]
Loss/Profit for the year	1,000,000	0	0	0	0	0	0	0	0	0	0	1,000,000
Foreign exchange translation reserve	4,423,000	0	0	0	0	0	0	0	0	0	4,423,000	0
Total comprehensive income/(loss) for the year attributable to the equity holders of the Company	5,423,000	0	0	0	0	0	0	0	0	0	4,423,000	1,000,000
Transactions with owners
Issue of treasury shares in exchange for warrants	561,000	23,000	99,000	0	439,000	0	0	0	0	0	0	0
Issue of treasury shares for share options exercised	388,000	25,000	89,000	0	465,000	(191,000)	0	0	0	0	0	0
Issue of shares and treasury shares in exchange for warrants	0	749,000	7,496,000	(14,762,000)	6,517,000	0	0	0	0	0	0	0
Issue of shares in consideration of Chiasma acquisition	260,336,000	10,547,000	249,789,000	0	0	0	0	0	0	0	0	0
Share based payment reserve recognized on Chiasma acquisition	10,157,000	0	0	0	0	10,157,000	0	0	0	0	0	0
Issue of shares for share options exercised and vesting of RSUs	5,313,000	305,000	9,272,000	0	0	(4,264,000)	0	0	0	0	0	0
Share based payment expense	8,341,000	0	0	0	0	8,341,000	0	0	0	0	0	0
Share based payment expense - Lapsed	0	0	0	0	0	(1,310,000)	0	0	0	0	0	1,310,000
Total transactions with owners	285,096,000	11,649,000	266,745,000	(14,762,000)	7,421,000	12,733,000	0	0	0	0	0	1,310,000
Ending balance at Dec. 31, 2021	$ 356,661,000	$ 25,500,000	$ 318,153,000	$ 0	$ 0	$ 20,593,000	$ 42,627,000	$ (73,914,000)	$ 29,210,000	$ 217,634,000	$ 10,153,000	$ (233,295,000)